Income tax (Details) - Schedule of statutory rates to the Company’s effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Statutory Rates to the Company SEffective Tax Rate [Abstract]
China Income tax statutory rate	(25.00%)	25.00%	25.00%
Nondeductible expenses-permanent difference	0.10%	0.10%	0.10%
Change in valuation allowance	24.90%	6.50%	2.10%
Effective tax rate		31.60%	27.20%